SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Depreciation on Property and Equipment Using the Straight Line Method

Depreciation on property and equipment is provided using the straight line method. A full month’s depreciation is charged in the month of addition, and no depreciation is charged in the month of disposal. Rates of depreciation are disclosed in Note 6 (property and equipment).

Depreciation
Property and equipment	Useful economic life	method
Leasehold improvements	3 - 5 years or life of lease if less	Straight line
Furniture, fixture and office equipment	3 - 5 years	Straight line
Computer equipment	3 years	Straight line
Vehicles	5 years	Straight line
Right of Use Assets	expected term of lease	Straight line

Estimated Useful Lives of Intangible Assets

The significant intangibles recognized by the Group, their useful economic lives and the methods used to determine the cost of intangibles acquired in a business combination are as follows:

Intangible Asset	Useful economic life	Valuation method
Customer lists	5 - 6 years	Straight line
Software	3 - 5 years	Straight line